Leases and Commitments - Summary of Future Maturities of ASC 842 Lease Liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Principal Payments
2024	$ 36,976	$ 81,236
2025	88,889	27,655
2026	22,735	8,937
2027	8,831	8,758
2028	8,491	8,421
Total operating lease liabilities	165,922	135,007	$ 280,202
Imputed Interest Payments
2024	1,921	3,899
2025	3,696	1,802
2026	1,170	1,047
2027	626	621
2028	178	176
Total future maturities	7,591	7,545
Total Payments
2024	38,897	85,135
2025	92,585	29,457
2026	23,905	9,984
2027	9,457	9,379
2028	8,669	8,597
Total future maturities	$ 173,513	$ 142,552